                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-05597

               Morgan Stanley Municipal Income Opportunities Trust (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                              COUPON   MATURITY
THOUSANDS                                                                               RATE      DATE         VALUE
---------                                                                              ------   --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (96.2%)
            Educational Facilities Revenue (3.2%)
 $    985   Bellalago Educational Facilities Benefits District, Florida,                 5.80%  05/01/34   $  1,021,327
               Bellalago Charter School Ser 2004 B
      500   Illinois Finance Authority, Fullerton Village Student Housing               5.125   06/01/35        504,895
               Ser 2004 A
      500   Maryland Industrial Development Financing Authority, Our Lady of             6.00   05/01/35        533,510
               Good Counsel High School Ser 2005 A
    1,000   Westchester County Industrial Development Agency, New York,                 5.375   08/01/24      1,042,100
               Guiding Eyes for The Blind Inc Ser 2004
    2,000   Chattanooga Health Educational & Housing Facilities Board,
               Tennessee, Student Housing Refg Ser 2005 A                               5.125   10/01/35      2,006,400
 --------                                                                                                  ------------
    4,985                                                                                                     5,108,232
 --------                                                                                                  ------------
            Hospital Revenue (12.6%)
    1,000   Colbert County - Northwest Health Care Authority, Alabama, Helen             5.75   06/01/27      1,042,070
               Keller Hospital Ser 2003
    2,000   Baxter County, Arkansas, Baxter County Regional Hospital Impr &             5.625   09/01/28      2,052,620
               Refg Ser 1999 B
    2,000   Hawaii Department of Budget & Finance, Kuakini Health 2002 Ser A            6.375   07/01/32      2,184,480
    1,000   Indiana Health Facility Financing Authority, Riverview Hospital             6.125   08/01/31      1,076,920
               Ser 2002
      500   Maryland Health & Higher Education Facilities Authority, General             5.40   01/01/31        518,775
               German Aged People's Home of Baltimore, Ser 2006 A
      600   Gaylord Hospital Financing Authority, Michigan, Otsego Memorial              6.50   01/01/37        622,890
               Hospital Ser 2004
    1,500   St Paul, Housing & Redevelopment Authority, Minnesota,                       6.00   11/15/35      1,648,470
               HealthEast Ser 2005
    2,335   Henderson, Nevada, Catholic Health West 1998 Ser A                          5.375   07/01/26      2,390,690
    1,500   New Hampshire Higher Educational & Health Facilities Authority,              6.00   05/01/28      1,535,955
               Littleton Hospital Association Ser 1998 A
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay           7.25   07/01/27      2,046,400
               Medical Center Ser 1994
      955   Nassau County Industrial Development Agency, New York, North                5.875   11/01/11      1,000,964
               Shore Health Ser B
      500   Fulton County Industrial Development Authority, Pennsylvania,               5.875   07/01/31        511,385
               Fulton County Medical Center Ser 2006
    1,000   Monroe County Hospital Authority, Pennsylvania, Pocono Medical               6.00   01/01/43      1,068,910
               Center Ser 2003
      285   South Carolina Jobs Economic Development Authority, Palmetto                6.875   08/01/27        328,953
               Health Alliance Refg Ser 2003 C
    1,000   Knox County Health, Educational & Housing Facility Board,                    6.50   04/15/31      1,099,040
               Tennessee, Baptist Health of East Tennessee Ser 2002
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health
               Ser 2004 A                                                               7.125   09/01/34      1,094,900
 --------                                                                                                  ------------
   19,175                                                                                                    20,223,422
 --------                                                                                                  ------------

            Industrial Development/Pollution Control Revenue (12.2%)
    1,000   Northern Tobacco Securitization Corporation, Alaska, Ser 2006 A              5.00   06/01/46        987,160
    2,000   California County Tobacco Securitization Agency, Gold County                 0.00   06/01/33        430,140
               Settlement Funding Corp Ser 2006 (WI)
      260   Metropolitan Washington Airports Authority, District of Columbia &         10.125   09/01/11        260,377
               Virginia, CaterAir International Corp Ser 1991 (AMT) ++
    1,500   Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                             6.00   06/01/27      1,513,035
    1,000   Nassau County Tobacco Settlement Corporation, New York,                     5.125   06/01/46      1,007,550
               Ser 2006 A-3
            New York City Industrial Development Agency, New York,
    2,000      7 World Trade Center LLC Ser A                                            6.50   03/01/35      2,138,400
    2,000      American Airlines Inc Ser 2005 (AMT)                                      7.75   08/01/31      2,320,300
    1,500   TSASC Inc, New York, Tobacco Settlement Ser 2006-1                          5.125   06/01/42      1,510,755
      325   Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass              10.25   12/01/08        325,189
               Container Corp Ser 1989 B (AMT)
    2,620   Carbon County Industrial Development Authority, Pennsylvania,                6.65   05/01/10      2,766,824
               Panther Creek Partners Refg 2000 Ser (AMT)
    1,000   Pennsylvania Economic Development Financing Authority, Reliant               6.75   12/01/36      1,074,210
               Energy Inc Ser 2001 A (AMT)
      350   Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988          7.50   09/01/08        347,652
    1,000   Brazos River Authority, Texas, Texas Utilities Electric Co Refg              7.70   04/01/33      1,169,300
               Ser 1999 A (AMT)
    1,000   Chesterfield County Industrial Development Authority, Virginia,              5.50   10/01/09      1,012,550
               Virginia Electric & Power Co Ser 1985
    2,700   Pittsylvania County Industrial Development Authority, Virginia,
               Multi-Trade LP Ser 1994 A (AMT)                                           7.45   01/01/09      2,706,723
 --------                                                                                                  ------------
   20,255                                                                                                    19,570,165
 --------                                                                                                  ------------
            Mortgage Revenue - Multi-Family (7.9%)
            Washington County Housing & Redevelopment Authority, Minnesota,
    3,885      Courtly Park Ser 1989 A                                                   9.75   06/15/19      3,528,474
    1,165      Courtly Park Ser 1989 A (AMT)                                            10.25   06/15/19      1,057,773
    8,678      Courtly Park Ser 1989 B (AMT)                                             0.00   06/15/19        209,137
   24,080      Courtly Park Ser 1989 B                                                   0.00   06/15/19        580,327
            White Bear Lake, Minnesota,
    3,715      White Bear Woods Apts Phase II Refg 1989 Ser A                            9.75   06/15/19      3,561,050
   19,771      White Bear Woods Apts Phase II Refg 1989 Ser B                            0.00   06/15/19        604,017
    3,000   Brookhaven Industrial Development Agency, New York, Woodcrest
               Estates Ser 1998 A (AMT)                                                 6.375   12/01/37      3,064,950
 --------                                                                                                  ------------
   64,294                                                                                                    12,605,728
 --------                                                                                                  ------------
            Mortgage Revenue - Single Family (5.0%)
            Colorado Housing & Finance Authority,
       85      1996 Ser B (AMT)                                                          7.65   11/01/26         86,489
      530      Ser 1998 D-2 (AMT)                                                        6.35   11/01/29        535,592
   17,360   New Hampshire Housing Finance Authority, Residential 1983 Ser B              0.00   01/01/15      7,367,063
 --------                                                                                                  ------------
   17,975                                                                                                     7,989,144
 --------                                                                                                  ------------
            Nursing & Health Related Facilities Revenue (9.0%)
            Escambia County, Florida,
    4,250      Pensacola Care Development Centers Ser 1989                              10.25   07/01/11      4,303,763
      980      Pensacola Care Development Centers Ser 1989 A                            10.25   07/01/11        992,397
    1,000   Orange County Health Facilities Authority, Florida, Westminister             6.75   04/01/34      1,039,400
               Community Care Services Inc Ser 1999
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of                6.25   06/01/34      1,063,950
               Clearwater Ser 2004

      525   Washington County Hospital, Iowa, Ser 2006                                  5.375   07/01/26        538,466
      515   Kentucky Economic Development Financing Authority,                           6.50#  01/01/29        555,597
               AHF/Kentucky-Iowa Inc Ser 2003
    1,725   Massachusetts Development Finance Agency, New England Center                5.875   11/01/18      1,766,038
               for Children Ser 1998
    1,000   Massachusetts Health & Educational Facilities Authority, The                6.125   07/01/29      1,020,180
               Learning Center for Deaf Children Ser C
    1,000   St Louis County Industrial Development Authority, Missouri,                 6.625   11/15/35      1,038,680
               Pediatric Rehabilitation Center Ser 2003 A
      610   Mount Vernon Industrial Development Agency, New York,                        6.00   06/01/09        622,926
               Meadowview at the Wartburg Ser 1999
    1,500   Suffolk County Industrial Development Agency, New York, Medford
               Hamlet Ser 2006                                                          6.375   01/01/39      1,515,870
 --------                                                                                                  ------------
   14,105                                                                                                    14,457,267
 --------                                                                                                  ------------
            Recreational Facilities Revenue (4.5%)
    2,000   Sacramento Financing Authority, California, Convention Center                6.25   01/01/30      2,100,440
               Hotel 1999 Ser A
    1,000   San Diego County, California, San Diego Natural History Museum               5.70   02/01/28      1,003,380
               COPs
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997               5.75   09/01/27      1,024,990
               Ser B (a)
    1,000   New York Liberty Development Corp, National Sports Museum,                  6.125   02/15/19      1,033,290
               Ser 2006 A
    2,000   Austin Convention Enterprises Inc, Texas, Convention Center Hotel
               Ser 2000 A                                                                6.70   01/01/32      2,118,060
 --------                                                                                                  ------------
    7,000                                                                                                     7,280,160
 --------                                                                                                  ------------
            Retirement & Life Care Facilities Revenue (20.7%)
      500   Orange County Health Facilities Authority, Florida, Orlando                  5.70   07/01/26        513,250
               Lutheran Towers Inc Ser 2005**
    1,000   St Johns County Industrial Development Authority, Florida,                   8.00   01/01/30      1,071,520
               Glenmoor Ser 1999 A
    1,000   Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A                 8.00   11/15/33      1,158,150
            Illinois Finance Authority,
    1,000      Landing at Plymouth Place Ser 2005 A                                      6.00   05/15/37      1,038,490
    1,000      Luther Oaks Ser 2006 A                                                    6.00   08/15/39      1,031,410
    1,500   Lenexa, Kansas, Lakeview Village - Southridge Ser 2002 C                    6.875   05/15/32      1,624,830
    1,500   Maryland Health & Higher Educational Facilities Authority, Mercy             6.00   04/01/35      1,587,810
               Ridge 2003 Ser A
    1,500   Massachusetts Development Finance Agency, Loomis Communities                 5.75   07/01/23      1,544,100
               Ser 1999 A
    1,500   Kansas City Industrial Development Agency, Missouri, Bishop                  6.50   01/01/35      1,583,670
               Spencer 2004 Ser A
            New Jersey Economic Development Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                        7.25   11/15/31      1,087,980
    1,000      Franciscan Oaks Ser 1997                                                  5.70   10/01/17      1,024,580
      730      Lions Gate Ser 2005 A                                                    5.875   01/01/37        751,878
    1,000      The Presbyterian Home at Montgomery Ser 2001 A                           6.375   11/01/31      1,060,140
    2,000      United Methodist Homes of New Jersey Ser 1998                            5.125   07/01/25      1,937,640
      750   Suffolk County Industrial Development Agency, New York,                      5.00   11/01/28        769,500
               Jefferson's Ferry Ser 2006 (WI)
    1,000   North Carolina Medical Care Commission, Presbyterian Homes Inc               5.50   10/01/31      1,032,770
               Ser 2006

    1,000   North Carolina Medical Care Commission, Given Estate Ser 2003 A              6.50   07/01/32      1,076,610
    1,500   Bucks County Industrial Development Authority, Pennsylvania,                6.125   01/01/25      1,604,865
               Ann's Choice Ser 2005 A
    1,000   Chester County Health & Education Facilities Authority,                     7.625   07/01/34      1,133,830
               Pennsylvania, Jenner's Pond Inc Ser 2002
    1,000   Montgomery County Industry Development Authority, Pennsylvania,              6.25   02/01/35      1,063,080
               Whitemarsh Community Ser 2005
            Shelby County Health, Educational & Housing Facilities Board, Tennessee,
      500      Trezevant Manor Ser 2006 A                                                5.75   09/01/37        502,870
      500      Village at Germantown Ser 2006                                            6.25   12/01/34        507,115
      750      Village at Germantown Ser 2003 A                                          7.25   12/01/34        799,290
    1,000   Houston Health Facilities Authority, Texas,                                 7.125   02/15/34      1,112,520
               Buckingham Senior Living Community Ser 2004 A
    1,000   Lubbock, Health Facilities Development Corporation, Texas, Carillon          6.50   07/01/26      1,031,270
               Senior Lifecare Ser 2005 A
    2,100   Vermont Economic Development Authority, Wake Robin Corp                      6.75   03/01/29      2,277,029
               Ser 1999 A
    2,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes                5.40   12/01/33+     2,044,060
               Ser 2003 A
    1,000   Virginia Beach Development Authority, Virginia, Westminster-
               Canterbury Refg Ser 2005 A                                                5.25   11/01/26      1,019,980
 --------                                                                                                  ------------
   31,330                                                                                                    32,990,237
 --------                                                                                                  ------------
            Tax Allocation Revenue (14.5%)
      495   Carlsbad Assessment District No 2002-2001, California, Poinsettia            5.20   09/02/35        499,188
               Lane East Ser 2005 A
    1,000   San Marcos Community Facilities District # 2002-01, California,              5.95   09/01/35      1,045,300
               University Commons Ser 2004
    1,000   Santa Ana, Unified School District Community Facilities,                     5.10   09/01/35      1,004,660
               District # 2004-1, California, Central Park Ser 2005
    1,000   Poway Unified School District, California, Community Facilities              5.25   09/01/36      1,016,730
               District No 14 Ser 2006
    2,000   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A              7.35   09/01/31      2,132,800
    2,000   Northwest Metropolitan District #3, Colorado, Ser 2005                       6.25   12/01/35      2,117,080
    1,000   Southlands Metropolitan District #1, Colorado, Ser 2004                     7.125   12/01/34      1,104,750
    2,000   Beacon Lakes, Community Development District, Florida, Ser 2003 A            6.90   05/01/35      2,184,020
    1,000   Renaissance Commons Community Development District, Florida,                 5.60   05/01/36      1,029,300
               2005 Ser A
    1,000   Midtown Miami Community Development District, Florida, Parking               6.25   05/01/37      1,091,010
               Garage Ser 2004 A
    2,000   Atlanta, Georgia, Eastside Ser 2005 B                                        5.60   01/01/30      2,061,220
    1,000   Bolingbrook, Illinois, Sales Tax Ser 2005                                    0.00#  01/01/24        960,200
    2,000   Chicago, Illinois, Lake Shore East Ser 2002                                  6.75   12/01/32      2,162,640
      725   Lincolnshire, Illinois, Service Area No 1-Sedgebrook Ser 2004                6.25   03/01/34        770,697
    2,000   Des Peres, Missouri, West County Center Ser 2002                             5.75   04/15/20      2,052,400
    1,980   Las Vegas District # 808, Nevada, Summerlin Ser 2001                         6.75   06/01/21      2,051,359
 --------                                                                                                  ------------
   22,200                                                                                                    23,283,354
 --------                                                                                                  ------------
            Transportation Facilities Revenue (1.6%)
    1,515   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg                    5.85   10/01/13      1,603,885
               Ser 1993 A (Ambac)
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail
               2nd Tier Ser 2000                                                        7.375   01/01/40      1,026,390
 --------                                                                                                  ------------
    2,515                                                                                                     2,630,275
 --------                                                                                                  ------------

            Refunded (5.0%)
    3,850   Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A Refg               7.00   10/01/11+     4,464,652
    3,250   Suffolk County Industrial Development Agency, New York,
               Jefferson's Ferry Ser 1999                                                7.25   11/01/09+     3,628,138
 --------                                                                                                  ------------
    7,100                                                                                                     8,092,790
 --------                                                                                                  ------------
  210,934   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $159,189,198)                                            154,230,774
 --------                                                                                                  ------------
            TAXABLE CONVERTIBLE BOND (0.4%)
            Airlines
      633   UAL Corp (Cost $633,081) (b)                                                 5.00   02/01/21        576,229
 --------                                                                                                  ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.3%)
    1,700   Cuyahoga County Hospital, Ohio, Ser B (Demand 09/01/06)                      3.95*  01/01/16      1,700,000
      445   Wisconsin Health & Educational Facilities Ser B (Demand 09/05/06)            3.30*  05/01/33        445,000
 --------                                                                                                  ------------
    2,145   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,145,000)                               2,145,000
 --------                                                                                                  ------------
 $213,712   TOTAL INVESTMENTS (Cost $161,967,279)(c) (d)                                            97.9%   156,952,003
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                    2.1      3,356,214
                                                                                                --------   ------------
            NET ASSETS                                                                             100.0%  $160,308,217
                                                                                                ========   ============

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

WI   Security purchased on a when-issued basis.

*    Current coupon of variable rate demand obligation.

** A portion of this security is physically segregated in connection with open futures contracts in the amount of $28,000.

+    Prerefunded to call date shown.

++   Joint exemption in locations shown.

# Security is a "step-up" bond where the coupon increases on a predetermined future date.

(a)  Resale is restricted to qualified institutional investors.

(b)  Taxable convertible bond issued in reorganization.

(c) Securities have been designated as collateral in an amount equal to $6,232,625 in connection with open futures contracts and the purchase of when-issued securities.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,487,485 and the aggregate gross unrealized depreciation is $13,502,761, resulting in net unrealized Depreciation of $5,015,276.

Bond Insurance:

Ambac Ambac Assurance Corporation.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2006:

NUMBER OF                      DESCRIPTION, DELIVERY        UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT            MONTH AND YEAR            AMOUNT AT VALUE   DEPRECIATION
---------   ----------   --------------------------------   ---------------   ------------
    20         Short     U.S. Treasury Note 10 Year
                            September 2006 ..............     $(2,148,438)      $(43,805)
    40         Short     U.S. Treasury Note 5 Year
                            September 2006 ..............      (4,200,625)       (44,798)
                                                                                --------
                         Total Unrealized Depreciation ..                       $(88,603)
                                                                                ========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments

Alabama                $  1,042,070     0.7%
Alaska                      987,160     0.6
Arkansas                  2,052,620     1.3
California                7,099,838     4.5
Colorado                  5,976,711     3.8
Connecticut               1,024,990     0.7
District of Columbia        260,377     0.2
Florida                  15,913,822    10.1
Georgia                   2,061,220     1.3
Hawaii                    3,342,630     2.1
Illinois                  7,044,561     4.5
Indiana                   1,076,920     0.7
Iowa                      2,051,501     1.3
Kansas                    1,624,830     1.0
Kentucky                    555,597     0.4
Maryland                  2,640,095     1.7
Massachusetts             4,330,318     2.8
Michigan                    622,890     0.4
Minnesota                11,189,248     7.1
Missouri                  9,139,402     5.8
Nevada                    5,468,439     3.5
New Hampshire             8,903,018     5.7
New Jersey                7,908,618     5.0
New York                 19,654,743    12.5
North Carolina            2,109,380     1.3
Ohio                      2,025,189     1.3
Pennsylvania              9,223,104     5.9
South Carolina              676,605     0.4
Tennessee                 4,914,715     3.1
Texas                     6,526,050     4.2
Vermont                   2,277,029     1.5
Virginia                  7,043,690     4.5
Wisconsin                   445,000     0.3
Joint Exemptions*          (260,377)   (0.2)
                       ------------   -----
Total                  $156,952,003   100.0%
                       ============   =====

----------
*    Joint Exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $6,349,063 with unrealized depreciation of $88,603.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income
Opportunities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006


                                        3